Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

Operating results of discontinued operations for the year ended March 31, 2009, 2010 and 2011 were as follows:

	Yen in millions
	For the year ended March 31, 2009
	OPU business	SME business	Total
Net sales	¥7,681	¥2,655	¥10,336

Loss on discontinued operations before income taxes	¥(4,977)	¥(241)	¥(5,218)
Income taxes	1,695	11	1,706

Loss on discontinued operations	¥(3,282)	¥(230)	¥(3,512)

	Yen in millions
	For the year ended March 31, 2010
	SME business	SLU business	Total
Net sales	¥604	¥1,430	¥2,034

Loss on discontinued operations before income taxes	¥(2,047)	¥(181)	¥(2,228)
Income taxes	760	11	771

Loss on discontinued operations	¥(1,287)	¥(170)	¥(1,457)

	Yen in millions	U.S. dollar in thousands
	For the year ended March 31, 2011	For the year ended March 31, 2011
	SLU business	SLU business
Net sales	¥5,120	$61,575

Loss on discontinued operations before income taxes	¥(4,571)	$(54,973)
Income taxes	1,065	12,808

Loss on discontinued operations	¥(3,506)	$(42,165)